UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2008

Check here if Amendment [_];  Amendment Number:  ______
     This Amendment (Check only one.):      [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Orange Capital, LLC
Address:   1370 Avenue of the Americas, 26th Floor
           New York, New York 10019

Form 13F File Number: 028-12816

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Daniel Lewis
Title:   Managing Member
Phone:   (212) 375-6041


Signature, Place, and Date of Signing:


    /s/ Daniel Lewis                New York, NY             May 15, 2008
-------------------------       ------------------      --------------------
    [Signature]                    [City, State]              [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     2

Form 13F Information Table Value Total:     $108,288
                                            (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number          Name

      1           028-12817                     Orange Capital Master I, Ltd.


                                                    FORM 13 F INFORMATION TABLE
                                                        Orange Capital, LLC
                                                          March 31, 2008

Column 1              Column 2      Column 3     Column 4          Column 5       Column 6        Column 7       Column 8
                                                 MARKET
                                                 VALUE      SHRS OR   SH/ PUT/   INVESTMENT        OTHER    VOTING AUTHORITY
NAME OF ISSUER    TITLE OF CLASS     CUSIP       (x1000)    PRN AMT   PRN CALL   DISCRETION        MNGRS    SOLE      SHARED   NONE

ISHARES TR        FTSE XNHUA IDX   464287184     17,960     132,900       PUT    Sole                       132,900         0   0
ISHARES TR        FTSE XNHUA IDX   464287184     90,328     668,400       PUT    Shared-Defined       1           0   668,400   0

                                    TOTALS      108,288     801,300




SK 25085 0002 877895